Financial Instruments and Related Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Credit Risk Management Through Policies
Credit Risk	Risk Management Strategies
Receivables from customers
  establish credit approval policies and procedures for new and existing customers extend credit to qualified customers through:
  review of credit agency reports, financial statements and/or credit references, as available review of existing customer accounts every 12 – 24 months based on the credit limit amounts evaluation of customer and country risk for international customers establish credit period:
  15 and 30 days for wholesale fertilizer customers
  30 days for industrial and feed customers
  30 – 360 days for Retail, including Nutrien Financial, customers up to 180 days for select export sales customers, including Canpotex transact on a cash basis with certain customers who may not meet specified benchmark creditworthiness or cannot provide other evidence of ability to pay execute an agency arrangement with a financial institution with which we have only a limited recourse involvement sell receivables to financial institutions which substantially transfer the risks and rewards set eligibility requirements for Nutrien Financial to limit the risk of the receivables may require security over certain crop or livestock inventories set up provision using the lifetime expected credit loss method considering all possible default events over the expected life of a financial instrument. Receivables are grouped based on days past due and/or customer credit risk profile. Estimated losses on receivables are based on known troubled accounts and historical experience of losses incurred. Receivables are considered to be in default and are written off against the allowance when it is probable that all remaining contractual payments due will not be collected in accordance with the terms of the agreement

Cash and cash equivalents and derivative assets	require acceptable minimum counterparty credit ratings limit counterparty or credit exposure select counterparties with investment-grade quality

Summary of Maximum Exposure to Credit Risk

Maximum exposure to credit risk as at December 31:

	2020	2019
Cash and cash equivalents	1,454	671
Receivables [1]	3,498	3,438
Other current assets – derivatives	45	5
	4,997	4,114
1 Excluding income tax receivable.

Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts

The following maturity analysis of our financial liabilities and gross settled derivative contracts (for which the cash flows are settled simultaneously) is based on the expected undiscounted contractual cash flows from the date of the consolidated balance sheets to the contractual maturity date.

	Carrying Amount	Contractual
	of Liability as at	Cash	Within	1 to 3	3 to 5	Over 5
2020	December 31	Flows	1 Year	Years	Years	Years
Short-term debt [1]	159	159	159	-	-	-
Payables and accrued charges [2]	5,781	5,781	5,781	-	-	-
Long-term debt, including current portion [1]	10,061	15,795	434	2,378	2,498	10,485
Lease liabilities, including current portion [1]	1,140	1,305	281	408	233	383
Derivatives	48	48	39	9	-	-
	17,189	23,088	6,694	2,795	2,731	10,868

1  Contractual cash flows include contractual interest payments related to debt obligations and lease liabilities. Interest rates on variable rate debt are based on prevailing rates as at December 31, 2020.

2  Excludes non-financial liabilities and includes trade payables of approximately $1.5 billion that are related to our prepaid inventory to secure product discounts. We consider these amounts to be part of our working capital. For these payables, we participated in arrangements where the vendors sold their right to receive payment  to financial institutions without extending the original payment terms. These payables were paid in January and February 2021.

Summary of Material Foreign Currency Derivatives

The fair value of our net foreign exchange currency derivative assets (liabilities) at December 31, 2020 was $14 (2019 – $2). The following table presents the significant foreign currency derivatives that existed at December 31:

	2020			2019
			Average			Average
			contract			contract
Sell/buy	Notional	Maturities	rate	Notional	Maturities	rate
Derivatives not designated as hedges
Forwards
USD/CAD [1]	514	2021	1.2796	337	2020	1.3096
CAD/USD	126	2021	1.2804	120	2020	1.3138
USD/AUD [2]	28	2021	1.3661	78	2020	1.4593
AUD/USD	92	2021	1.3640	47	2020	1.4563
Options
USD/CAD - buy USD puts	70	2021	1.3147	-	-	-
USD/CAD - sell USD calls	55	2021	1.3665	-	-	-
AUD/USD - buy USD calls	61	2021	1.3216	-	-	-
Derivatives designated as hedges
Forwards
USD/CAD	254	2021	1.3190	-	-	-
1 Canadian dollar
2 Australian dollar

Summary of Natural Gas Derivatives Outstanding

Natural gas derivatives outstanding:

	2020				2019
			Average	Fair Value			Average	Fair Value
			Contract	of Assets			Contract	of Assets
	Notional [1]	Maturities	Price [2]	(Liabilities)	Notional [1]	Maturities	Price [2]	(Liabilities)
NYMEX swaps	14	2021 – 2022	3.89	(18)	16	2020 – 2022	4.26	(30)
1 In millions of Metric Million British Thermal Units (“MMBtu”).
2 US dollars per MMBtu.

Summary of Recognized Financial Instruments that are Offset, or Subject to Enforceable Master Netting Arrangements
		2020			2019
			Net Amounts			Net Amounts
Financial assets (liabilities)	Gross	Offset	Presented	Gross	Offset	Presented
Derivative instrument liabilities
Natural gas derivatives [1]	(18)	-	(18)	(30)	-	(30)
Other long-term debt instruments [2]	(150)	150	-	(150)	150	-
	(168)	150	(18)	(180)	150	(30)
1 Cash margin deposits of $9 (2019 – $17) were placed with counterparties related to legally enforceable master netting arrangements.

2  Back-to-back loan arrangements that are not subject to any financial test covenants but are subject to certain customary covenants and events of default.  We were in compliance with these covenants as at December 31, 2020.

Summary of Fair Value Hierarchy for Financial Assets and Financial Liabilities

The following table presents our fair value hierarchy for financial instruments carried at fair value on a recurring basis or measured at amortized cost:

	2020			2019
	Carrying			Carrying
Financial assets (liabilities) measured at	Amount	Level 1 [1]	Level 2 [1]	Amount	Level 1 [1]	Level 2 [1]
Fair value on a recurring basis
Cash and cash equivalents	1,454	-	1,454	671	-	671
Derivative instrument assets	45	-	45	5	-	5
Other current financial assets – marketable securities [2]	161	24	137	193	27	166
Investment at fair value through other comprehensive income ("FVTOCI") (Note 15)	153	153	-	161	161	-
Derivative instrument liabilities	(48)	-	(48)	(33)	-	(33)
Amortized cost
Current portion of long-term debt
Notes and debentures	-	-	-	(494)	-	(503)
Fixed and floating rate debt	(14)	-	(14)	(8)	-	(8)
Long-term debt
Notes and debentures	(9,994)	(3,801)	(7,955)	(8,528)	(1,726)	(7,440)
Fixed and floating rate debt	(53)	-	(53)	(25)	-	(25)

1  During 2020 and 2019, there were no transfers between Level 1 and Level 2 for financial instruments measured at fair value on a recurring basis. Our policy is to recognize transfers at the end of the reporting period.

2 Marketable securities consist of equity and fixed income securities.